Net Periodic Benefit Cost Not Yet Recognized (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Prior service cost - Gross	$ 1,197	$ 1,640
Actuarial gain - Gross	186,013	84,512
Transition asset - Gross	(9)	(10)
Total - Gross	187,201	86,142
Prior service cost - Net of tax	729	992
Actuarial gain - Net of tax	113,288	51,087
Transition asset - Net of tax	(5)	(6)
Total - Net of tax	114,012	52,073
Postretirement Benefits
Pension and Other Postretirement Benefits Disclosure [Line Items]
Prior service cost - Gross	(7,088)	(10,343)
Actuarial gain - Gross	(4,733)	(1,970)
Total - Gross	(11,821)	(12,313)
Prior service cost - Net of tax	(4,316)	(6,252)
Actuarial gain - Net of tax	(2,883)	(1,192)
Total - Net of tax	$ (7,199)	$ (7,444)